UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/14

Item 1. Schedule of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 82.7%
Brazil 8.9%
AES Tiete SA	Independent Power & Renewable
	Electricity Producers	264,600	$1,946,565
Ambev SA	Beverages	1,185,030	8,449,756
Cia Hering	Specialty Retail	136,200	1,370,473
[a]Hypermarcas SA	Personal Products	335,339	2,920,609
Itau Unibanco Holding SA, ADR	Banks	532,694	7,660,136
			22,347,539
China 35.4%
[a]Baidu Inc., ADR	Internet Software & Services	12,000	2,241,720
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	14,832,400	4,746,092
China Construction Bank Corp., H	Banks	5,912,000	4,469,975
China Mobile Ltd.	Wireless Telecommunication
	Services	1,116,859	10,836,506
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	6,586,800	6,288,967
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	660,000	1,907,502
[a]China Shipping Development Co. Ltd., H	Marine	2,262,000	1,322,099
CPMC Holdings Ltd.	Containers & Packaging	2,205,200	1,894,939
Dongfang Electric Corp. Ltd., H	Electrical Equipment	382,800	657,884
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,836,000	3,288,026
Industrial and Commercial Bank of China Ltd., H	Banks	7,030,000	4,444,516
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,081,272	1,391,597
Lianhua Supermarket Holdings Ltd.	Food & Staples Retailing	3,315,000	1,809,243
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	2,752,000	3,472,645
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	1,403,300	626,469
Soho China Ltd.	Real Estate Management &
	Development	6,054,649	4,741,882
[a]Sohu.com Inc.	Internet Software & Services	49,200	2,838,348
Tencent Holdings Ltd.	Internet Software & Services	1,487,095	22,736,842
Tingyi (Cayman Islands) Holding Corp.	Food Products	850,000	2,379,862
Travelsky Technology Ltd., H	IT Services	7,011,700	6,450,390
Uni-President China Holdings Ltd.	Food Products	859,800	660,066
			89,205,570
Hong Kong 7.7%
BOC Hong Kong (Holdings) Ltd.	Banks	1,178,500	3,413,650
Giordano International Ltd.	Specialty Retail	7,773,725	4,583,724
I.T Ltd.	Specialty Retail	4,813,400	1,683,040
[a]Integrated Waste Solutions Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	377,241
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,138,184	9,191,309
Perfect Shape PRC Holdings Ltd.	Diversified Consumer Services	848,200	251,709
			19,500,673
India 19.1%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	231,042	4,862,422
Biocon Ltd.	Biotechnology	326,284	2,879,024
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	54,930	2,391,778
Federal Bank Ltd.	Banks	908,776	2,023,033
Grasim Industries Ltd.	Construction Materials	62,835	3,586,805
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	14,987	90,531
ICICI Bank Ltd.	Banks	150,430	3,552,738
Infosys Ltd.	IT Services	111,600	6,032,365
Maharashtra Seamless Ltd.	Metals & Mining	1,159,796	6,057,742
Mindtree Ltd.	IT Services	274,761	4,050,506
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	352,056	2,483,618
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	411,584	6,953,618
Tata Consultancy Services Ltd.	IT Services	75,090	3,024,917
			47,989,097
Russia 11.5%
CTC Media Inc.	Media	492,861	5,426,400

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	894,846	7,798,583
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	4,970,857
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	115,400	6,890,534
[c]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	8,873	312,773
[a]Yandex NV, A	Internet Software & Services	96,644	3,444,392
			28,843,539
United States 0.1%
[a]Luxoft Holding Inc.	IT Services	7,800	281,268

Total Common Stocks (Cost $171,835,429)			208,167,686
Preferred Stocks 15.9%
Brazil 15.9%
Banco Bradesco SA, ADR, pfd.	Banks	613,066	8,901,718
Bradespar SA, pfd.	Metals & Mining	274,700	2,516,763
Itausa - Investimentos Itau SA, pfd.	Banks	3,081,761	12,116,504
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	539,100	8,431,524
Vale SA, ADR, pfd., A	Metals & Mining	671,895	7,995,551
Total Preferred Stocks (Cost $39,820,547)			39,962,060
Total Investments before Short Term Investments (Cost $211,655,976)			248,129,746

Short Term Investments (Cost $3,468,532) 1.3%
Money Market Funds 1.3%
United States 1.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		3,468,532	3,468,532
Total Investments (Cost $215,124,508) 99.9%			251,598,278
Other Assets, less Liabilities 0.1%			133,567
Net Assets 100.0%			$251,731,845

a Non-income producing.
b At June 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2014, the value of this security was
$312,773, representing 0.12% of net assets.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited)

Templeton Emerging Markets Balanced Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 60.3%
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	715	$32,312
Belgium 2.5%
Anheuser-Busch InBev NV	Beverages	9,895	1,136,904
Brazil 4.1%
Ambev SA	Beverages	119,500	852,085
Itau Unibanco Holding SA, ADR	Banks	70,150	1,008,757
			1,860,842
Chile 0.4%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	6,068	177,853
China 12.7%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	92,000	32,999
Angang Steel Co. Ltd., H	Metals & Mining	242,000	155,808
Brilliance China Automotive Holdings Ltd.	Automobiles	1,172,600	2,193,769
China Construction Bank Corp., H	Banks	397,700	300,695
China Mobile Ltd.	Wireless Telecommunication
	Services	35,000	339,593
[a]China Shipping Development Co. Ltd., H	Marine	868,500	507,623
CNOOC Ltd.	Oil, Gas & Consumable Fuels	280,000	504,332
Industrial and Commercial Bank of China Ltd., H	Banks	444,600	281,086
NetEase Inc., ADR	Internet Software & Services	2,188	171,452
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	399,000	503,483
Tencent Holdings Ltd.	Internet Software & Services	52,000	795,051
			5,785,891
Greece 0.2%
[a]National Bank of Greece SA	Banks	20,506	74,979
Hong Kong 0.4%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	16,300	173,758
India 2.2%
Infosys Ltd., ADR	IT Services	8,090	434,999
Tata Motors Ltd., ADR	Automobiles	14,701	574,221
			1,009,220
Indonesia 3.1%
Astra International Tbk PT	Automobiles	745,800	457,671
Bank Danamon Indonesia Tbk PT	Banks	2,128,100	744,072
Semen Indonesia (Persero) Tbk PT	Construction Materials	165,000	209,817
			1,411,560
Jordan 0.4%
Arab Potash Co. PLC	Chemicals	4,918	178,937
Pakistan 5.2%
United Bank Ltd.	Banks	1,385,600	2,370,105
Peru 0.3%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	9,800	115,738
Philippines 0.7%
Ayala Corp.	Diversified Financial Services	12,190	180,929
[a]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	77,900	19,214
[a]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	484,200	127,196
			327,339
Russia 4.8%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	33,500	291,953
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	4,800	286,608

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
[a,c]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	4,381	154,430
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	34,200	677,502
[a]Yandex NV, A	Internet Software & Services	21,400	762,696
			2,173,189
South Africa 5.6%
MTN Group Ltd.	Wireless Telecommunication
	Services	11,200	235,845
Naspers Ltd., N	Media	7,412	872,410
Remgro Ltd.	Diversified Financial Services	65,900	1,424,932
			2,533,187
South Korea 0.5%
Hyundai Development Co.	Construction & Engineering	3,880	123,263
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,134	126,622
			249,885
Switzerland 2.3%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	9,777	1,025,822

Taiwan 2.3%
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor
	Equipment	16,000	78,735
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	225,000	952,799
			1,031,534
Thailand 7.7%
Kasikornbank PCL, fgn.	Banks	45,000	284,371
Land and Houses PCL, fgn.	Real Estate Management &
	Development	2,965,600	900,468
[a,d]Land and Houses PCL, fgn., wts., 5/05/17	Real Estate Management &
	Development	566,460	104,770
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	39,200	202,404
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	38,600	378,385
Quality Houses PCL, fgn.	Real Estate Management &
	Development	1,315,900	143,597
Siam Commercial Bank PCL, fgn.	Banks	182,500	947,942
Univanich Palm Oil PCL, fgn.	Food Products	1,657,000	526,113
			3,488,050
Turkey 1.7%
Akbank TAS	Banks	79,000	290,398
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	5,933	138,302
Turkiye Garanti Bankasi AS	Banks	93,500	365,758
			794,458
United Kingdom 3.1%
Unilever PLC	Food Products	31,135	1,412,406

Total Common Stocks and Other Equity Interests (Cost $24,186,744)			27,363,969
Participatory Notes (Cost $197,289) 0.4%
Saudi Arabia 0.4%
[e]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	8,619	188,444

Preferred Stocks 1.7%
Brazil 1.7%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	29,700	464,508
Vale SA, ADR, pfd., A	Metals & Mining	24,900	296,310
Total Preferred Stocks (Cost $789,282)			760,818
		Principal Amount*
Corporate Bonds and Notes 3.4%
Kazakhstan 0.4%
[e]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	Banks	165,000	179,121

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

Mexico 0.1%
[e,f]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	Household Durables	200,000			23,587

Nigeria 0.4%
[e]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	Banks	200,000			205,250

Romania 0.3%
[e]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	100,000		EUR	150,639

Russia 0.4%
[e]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A,
7.875%, 9/25/17	Banks	155,000			168,659

South Africa 0.7%
[e]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	100,000		EUR	130,183
[e]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	Specialty Retail	135,000		EUR	187,187
					317,370
Turkey 0.4%
[e]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	Banks	200,000			200,862

Ukraine 0.7%
[e]Metinvest BV, 144A, 10.25%, 5/20/15	Metals & Mining	145,000			142,100
[c]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	Banks	200,000			182,625
					324,725
Total Corporate Bonds and Notes (Cost $1,633,579)					1,570,213
Foreign Government and Agency Securities 26.0%
Brazil 1.2%
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15		300	[h]	BRL	336,243
8/15/18		80	[h]	BRL	89,834
5/15/45		100	[h]	BRL	108,456
					534,533
Ecuador 1.6%
[e]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24		700,000			717,063

Ghana 1.3%
Government of Ghana,
14.00%, 10/13/14		10,000		GHS	2,931
14.99%, 2/23/15		150,000		GHS	42,979
24.00%, 5/25/15		285,000		GHS	86,091
21.00%, 10/26/15		410,000		GHS	119,630
19.24%, 5/30/16		165,000		GHS	45,774
24.44%, 5/29/17		10,000		GHS	3,016
23.00%, 8/21/17		310,000		GHS	90,706
[e]144A, 7.875%, 8/07/23		200,000			194,875
					586,002
Hungary 3.5%
Government of Hungary,
5.50%, 12/22/16		78,970,000		HUF	373,213
4.00%, 4/25/18		10,980,000		HUF	50,136
6.50%, 6/24/19		41,990,000		HUF	212,176
7.50%, 11/12/20		17,140,000		HUF	91,646
5.375%, 2/21/23		70,000			75,359
A, 8.00%, 2/12/15		2,040,000		HUF	9,339
A, 6.75%, 11/24/17		48,310,000		HUF	240,171
A, 5.50%, 12/20/18		31,810,000		HUF	153,988
A, 7.00%, 6/24/22		6,410,000		HUF	33,902
A, 6.00%, 11/24/23		25,100,000		HUF	125,872
B, 6.75%, 2/24/17		30,000,000		HUF	146,420
B, 5.50%, 6/24/25		3,100,000		HUF	15,048

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

D, 6.75%, 8/22/14	15,180,000		HUF	67,531
				1,594,801
Indonesia 0.5%
Government of Indonesia,
FR31, 11.00%, 11/15/20	31,000,000		IDR	3,009
FR34, 12.80%, 6/15/21	1,751,000,000		IDR	185,181
FR35, 12.90%, 6/15/22	31,000,000		IDR	3,318
FR36, 11.50%, 9/15/19	63,000,000		IDR	6,126
FR43, 10.25%, 7/15/22	31,000,000		IDR	2,918
senior bond, FR53, 8.25%, 7/15/21	173,000,000		IDR	14,716
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	125,000,000		IDR	10,758
				226,026
Kenya 0.4%
[e]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000			208,250

Malaysia 0.8%
Government of Malaysia,
3.434%, 8/15/14	20,000		MYR	6,232
3.741%, 2/27/15	1,050,000		MYR	328,407
3.835%, 8/12/15	55,000		MYR	17,247
				351,886
Mexico 0.5%
Government of Mexico, 9.50%, 12/18/14	28,000	[i]	MXN	222,219

Mongolia 0.4%
[e]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			173,225

Nigeria 1.7%
Government of Nigeria,
13.05%, 8/16/16	46,700,000		NGN	295,134
15.10%, 4/27/17	69,000,000		NGN	460,134
				755,268
Philippines 0.2%
Government of the Philippines, senior note, 1.625%, 4/25/16	4,270,000		PHP	96,939

Poland 2.1%
Government of Poland,
5.00%, 4/25/16	185,000		PLN	63,654
[j]FRN, 2.72%, 1/25/17	571,000		PLN	187,969
[j]FRN, 2.72%, 1/25/21	579,000		PLN	188,004
Strip, 7/25/15	1,100,000		PLN	353,407
Strip, 1/25/16	460,000		PLN	145,929
				938,963
Republic of Montenegro 0.3%
[e]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	156,100

Serbia 2.7%
[e]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000			229,102
Serbia Treasury Note, 10.00%,
4/27/15	19,780,000		RSD	237,608
9/14/15	16,700,000		RSD	200,921
10/18/15	5,500,000		RSD	66,201
1/30/16	390,000		RSD	4,692
2/21/16	39,000,000		RSD	469,218
12/19/16	1,900,000		RSD	22,809
11/08/17	510,000		RSD	6,077
				1,236,628
South Korea 0.3%
Korea Treasury Bond, senior note,
2.75%, 6/10/16	76,000,000		KRW	75,253

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

3.00%, 12/10/16	69,400,000	KRW	69,116
			144,369
Sri Lanka 2.2%
Government of Sri Lanka,
[e]144A, 5.875%, 7/25/22	200,000		206,125
A, 11.00%, 8/01/15	2,600,000	LKR	20,754
A, 8.50%, 11/01/15	12,300,000	LKR	96,013
A, 5.80%, 1/15/17	8,300,000	LKR	61,170
A, 9.00%, 5/01/21	20,610,000	LKR	155,542
B, 11.00%, 9/01/15	1,500,000	LKR	12,003
B, 8.00%, 6/01/16	25,100,000	LKR	195,152
B, 5.80%, 7/15/17	2,900,000	LKR	21,093
C, 8.50%, 4/01/18	5,300,000	LKR	41,029
D, 8.50%, 6/01/18	3,780,000	LKR	29,222
[e]senior note, 144A, 6.25%, 10/04/20	165,000		175,416
			1,013,519
Ukraine 2.7%
[e]Financing of Infrastructure Projects State Enterprise, senior note, 144A, 9.00%,
12/07/17	490,000		473,629
[e]Government of Ukraine,
144A, 9.25%, 7/24/17	210,000		213,150
144A, 7.75%, 9/23/20	360,000		345,120
senior bond, 144A, 7.80%, 11/28/22	200,000		190,000
			1,221,899
Uruguay 2.7%
[k]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	374,693	UYU	17,832
senior bond, Index Linked, 5.00%, 9/14/18	36,142	UYU	1,707
senior bond, Index Linked, 4.375%, 12/15/28	8,128,248	UYU	397,222
senior bond, Index Linked, 4.00%, 7/10/30	204,919	UYU	9,481
Uruguay Notas del Tesoro,
10.50%, 3/21/15	240,000	UYU	10,134
10.25%, 8/22/15	3,117,000	UYU	129,870
9.50%, 1/27/16	6,144,000	UYU	245,171
[k]13, Index Linked, 4.00%, 5/25/25	54,308	UYU	2,410
[k]18, Index Linked, 2.25%, 8/23/17	1,915,061	UYU	76,844
[k]19, Index Linked, 2.50%, 9/27/22	57,166	UYU	2,248
Uruguay Treasury Bill,
[l]8/29/14	202,000	UYU	8,653
Strip, 12/18/14	250,000	UYU	10,229
Strip, 2/05/15	340,000	UYU	13,639
Strip, 3/26/15	990,000	UYU	38,968
Strip, 5/14/15	2,727,000	UYU	105,192
Strip, 7/02/15	534,000	UYU	20,181
Strip, 8/20/15	1,541,000	UYU	57,228
Strip, 11/26/15	340,000	UYU	12,195
Strip, 1/14/16	249,000	UYU	8,782
Strip, 4/21/16	1,435,000	UYU	48,489
			1,216,475
Vietnam 0.4%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	150,000		170,499

Zambia 0.5%
[e]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		223,000

Total Foreign Government and Agency Securities (Cost $12,096,561)			11,787,664

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $38,903,455)			41,671,108

Short Term Investments 7.5%
Foreign Government and Agency Securities 2.2%
Malaysia 0.1%
[l]Bank of Negara Monetary Notes, 9/18/14 - 2/17/15	220,000	MYR	67,330
Nigeria 1.8%
[l]Nigeria Treasury Bills, 8/07/14 - 6/04/15	136,970,000	NGN	798,399
Philippines 0.1%
[l]Philippine Treasury Bill, 9/03/14	3,000,000	PHP	68,666
Uruguay 0.2%
[l]Uruguay Treasury Bills, 1/16/15 - 5/04/15	2,015,000	UYU	78,259
Total Foreign Government and Agency Securities (Cost $1,003,758)			1,012,654
Total Investments before Money Market Funds (Cost $39,907,213)			42,683,762
	Shares
Money Market Funds (Cost $2,374,905) 5.3%
United States 5.3%
[a,m]Institutional Fiduciary Trust Money Market Portfolio	2,374,905		2,374,905
Total Investments (Cost $42,282,118) 99.3%			45,058,667
Other Assets, less Liabilities 0.7%			315,114
Net Assets 100.0%			$45,373,781

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt June 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2014, the aggregate value of these securities was $337,055, representing 0.74% of net assets.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2014, the aggregate value of these securities was $104,770, representing 0.23% of net assets.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $5,251,586, representing 11.57% of net assets.
fDefaulted security or security for which income has been deemed uncollectible.
gRedemption price at maturity is adjusted for inflation.
hPrincipal amount is stated in 1,000 Brazilian Real Units.
iPrincipal amount is stated in unit value 100 Mexican Peso Units.
jThe coupon rate shown represents the rate at period end.
kPrincipal amount of security is adjusted for inflation.
lThe security is traded on a discount basis with no stated coupon rate.
mThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
At June 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Philippine Peso	JPHQ	Buy	1,863,000	$43,006	7/01/14	$-	$(301)
Philippine Peso	JPHQ	Sell	1,863,000	42,686	7/01/14	-	(18)
Malaysian Ringgit	JPHQ	Buy	280,500	86,071	7/02/14	1,276	-
Malaysian Ringgit	JPHQ	Sell	280,500	87,359	7/02/14	12	-
Malaysian Ringgit	DBAB	Buy	25,770	7,999	7/03/14	25	-
Malaysian Ringgit	DBAB	Buy	238,900	74,052	7/07/14	321	-
Euro	DBAB	Sell	31,000	41,187	8/01/14	-	(1,271)
Euro	DBAB	Buy	16,000	22,152	8/11/14	-	(237)
Euro	DBAB	Sell	16,000	21,334	8/11/14	-	(581)
Indian Rupee	JPHQ	Buy	12,595,000	208,822	8/19/14	-	(858)
Mexican Peso	CITI	Buy	14,461,572	1,092,305	8/20/14	18,083	-
Malaysian Ringgit	HSBK	Buy	550,000	163,302	8/26/14	7,479	-
Euro	DBAB	Sell	120,000	160,248	8/29/14	-	(4,121)
Malaysian Ringgit	HSBK	Buy	125,000	36,707	8/29/14	2,100	-
Philippine Peso	DBAB	Buy	5,554,840	126,834	9/30/14	422	-
Chilean Peso	DBAB	Buy	136,162,000	259,876	10/14/14	-	(16,302)
Euro	DBAB	Sell	623,000	842,408	10/15/14	-	(11,118)
Euro	DBAB	Buy	42,000	58,147	10/20/14	-	(605)
Euro	DBAB	Sell	42,000	56,837	10/20/14	-	(706)
Euro	DBAB	Sell	100,000	138,114	10/30/14	1,102	-
Euro	DBAB	Buy	4,000	5,538	11/10/14	-	(57)
Euro	DBAB	Sell	4,000	5,415	11/10/14	-	(65)
Euro	BZWS	Sell	100,000	134,470	11/14/14	-	(2,551)
Chilean Peso	DBAB	Buy	87,993,000	161,811	11/18/14	-	(4,907)
Brazilian Real	HSBK	Buy	300,000	121,753	11/21/14	8,603	-
Euro	CITI	Sell	363,000	493,553	12/05/14	-	(3,881)
Euro	DBAB	Sell	137,000	185,731	12/08/14	-	(2,009)
Philippine Peso	DBAB	Buy	5,554,840	126,777	12/29/14	391	-
Euro	DBAB	Sell	41,018	55,946	1/07/15	-	(272)
Malaysian Ringgit	JPHQ	Buy	220,800	65,895	1/08/15	2,119	-
Malaysian Ringgit	JPHQ	Buy	119,000	35,539	1/09/15	1,115	-
Malaysian Ringgit	JPHQ	Buy	36,000	10,762	1/12/15	324	-
Euro	DBAB	Sell	120,000	164,016	1/30/15	-	(471)
Euro	DBAB	Sell	100,000	135,545	2/03/15	-	(1,531)
Euro	DBAB	Sell	339,000	466,447	2/23/15	1,711	-
Malaysian Ringgit	HSBK	Buy	125,000	37,377	2/27/15	1,010	-
Ghanaian Cedi	BZWS	Buy	60,000	19,355	3/10/15	-	(3,387)
Uruguayan Peso	CITI	Buy	580,000	22,961	3/13/15	402	-
Euro	DBAB	Sell	66,600	92,497	3/18/15	1,184	-
Euro	JPHQ	Sell	53,000	73,659	3/19/15	992	-
Euro	JPHQ	Sell	66,000	91,853	3/23/15	1,360	-
Euro	JPHQ	Sell	27,000	37,251	3/25/15	231	-
Malaysian Ringgit	JPHQ	Buy	310,750	94,196	4/02/15	1,099	(61)
Ghanaian Cedi	BZWS	Buy	16,272	4,938	4/07/15	-	(644)
Euro	DBAB	Sell	121,000	167,210	4/22/15	1,270	-

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	130,000	179,848	4/22/15	1,566	-
Euro	BZWS	Sell	136,000	186,690	5/18/15	143	-
Euro	JPHQ	Sell	109,400	149,542	5/20/15	-	(520)
South Korean Won	JPHQ	Buy	145,000,000	139,142	5/28/15	2,285	-
South Korean Won	JPHQ	Buy	145,000,000	139,530	5/29/15	1,892	-
Euro	DBAB	Sell	123,000	167,739	6/08/15	-	(1,003)
South Korean Won	JPHQ	Buy	588,927,300	570,279	6/25/15	3,585	-
Philippine Peso	DBAB	Buy	1,885,120	42,857	6/30/15	194	-
Philippine Peso	JPHQ	Buy	1,863,000	42,589	7/01/15	-	(43)
Malaysian Ringgit	JPHQ	Buy	140,250	42,819	7/02/15	-	(57)
Unrealized appreciation (depreciation)						62,296	(57,577)
Net unrealized appreciation (depreciation)						$4,719

[a] May be comprised of multiple contracts using the same currency and settlement date.

At June 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty /	Expiration	Notional	Unrealized		Unrealized
Description	Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	DBAB	10/4/23	$20,000		$-	$(528)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	DBAB	10/4/23	20,000		-	(564)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	HSBK	10/7/23	20,000		-	(504)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	DBAB	10/4/43	10,000		-	(755)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	DBAB	10/4/43	10,000		-	(792)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	HSBK	10/7/43	10,000		-	(766)

Net unrealized appreciation (depreciation)						$(3,909)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup N.A.
DBAB - Deutsche Bank AG
HSBK - HSBC Bank USA
JPHQ - JP Morgan Chase Bank, N.A.

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
MYR - Malaysian Ringgit
NGN - Nigerian Naira
PHP - Philippine Peso
PLN - Polish Zloty
RSD - Serbian Dinar
UYU - Uruguayan Peso

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 86.1%
Argentina 0.6%
MercadoLibre Inc.	Internet Software & Services	42,000	$4,006,800

Austria 0.8%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	81,560	5,195,640

Botswana 0.4%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	2,471,229

Brazil 6.1%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	3,371,255
Cia Hering	Specialty Retail	466,500	4,694,021
Duratex SA	Paper & Forest Products	654,500	2,671,005
Gaec Educacao SA	Diversified Consumer Services	633,400	8,534,171
Grendene SA	Textiles, Apparel & Luxury Goods	1,012,512	6,326,339
JSL SA	Road & Rail	1,248,503	6,778,435
Ser Educacional SA	Diversified Consumer Services	671,300	7,754,005
			40,129,231
China 7.0%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	4,211,067
China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	17,129,000	1,790,153
COSCO Pacific Ltd.	Transportation Infrastructure	2,076,000	2,882,124
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	15,432,223
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments
	& Components	7,016,000	5,042,174
Mindray Medical International Ltd., ADR	Health Care Equipment & Supplies	124,800	3,931,200
[a]Sohu.com Inc.	Internet Software & Services	36,722	2,118,492
Springland International Holdings Ltd.	Multiline Retail	7,016,000	2,788,132
Travelsky Technology Ltd., H	IT Services	3,911,000	3,597,911
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	27,792,000	3,836,866
			45,630,342
Czech Republic 1.6%
Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	764,000	4,783,934
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	197,073	5,894,737
			10,678,671
Egypt 1.9%
Eastern Tobacco	Tobacco	116,291	2,439,817
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,373,432	9,796,439
			12,236,256
Estonia 0.9%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,557,217	4,179,760
Silvano Fashion Group AS, A	Specialty Retail	586,209	1,621,624
			5,801,384
Hong Kong 3.8%
Bonjour Holdings Ltd.	Specialty Retail	10,798,150	1,685,807
Giordano International Ltd.	Specialty Retail	3,938,000	2,322,015
I.T Ltd.	Specialty Retail	20,830,395	7,283,496
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,086,000	6,109,607
[b]Sa Sa International Holdings Ltd.	Specialty Retail	5,006,000	3,455,554
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,540,500	936,172
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	23,116,503	3,101,905
			24,894,556
India 12.9%
Apollo Tyres Ltd.	Auto Components	1,797,220	5,954,825
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	531,249	11,180,465
Balkrishna Industries Ltd.	Auto Components	989,653	12,404,442
Biocon Ltd.	Biotechnology	556,817	4,913,173
Federal Bank Ltd.	Banks	5,815,476	12,945,873

                                                                 Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	717,900	4,336,565
ING Vysya Bank Ltd.	Banks	1,195,337	12,941,523
JK Cements Ltd.	Construction Materials	1,502,198	9,649,484
Redington India Ltd.	Electronic Equipment, Instruments
	& Components	5,750,514	9,967,175
			84,293,525
Indonesia 1.4%
Express Transindo Utama Tbk PT	Road & Rail	45,462,400	4,870,286
Mandom Indonesia Tbk PT	Personal Products	372,500	488,602
[a]Panin Financial Tbk PT	Insurance	175,954,000	3,636,334
			8,995,222
Kazakhstan 2.2%
[c]KCell JSC, GDR, 144A	Wireless Telecommunication
	Services	92,768	1,396,159
[a]Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	993,641	12,752,389
			14,148,548
Kenya 0.5%
Safaricom Ltd.	Wireless Telecommunication
	Services	23,607,700	3,368,679
Latvia 0.2%
[a]Grindeks	Pharmaceuticals	133,387	1,256,748
Malaysia 2.3%
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,424,000	8,555,914
[a]Hartalega Holdings Bhd., wts., 5/29/15	Health Care Equipment & Supplies	442,400	289,330
Oldtown Bhd.	Food Products	9,488,025	6,500,671
			15,345,915
Mexico 2.0%
Grupo Herdez SAB de CV	Food Products	4,374,024	13,361,562
Nigeria 3.7%
Access Bank Nigeria PLC	Banks	87,849,070	5,148,564
Ecobank Transnational Inc.	Banks	24,628,262	2,552,755
Guinness Nigeria PLC	Beverages	2,200,489	2,700,815
UAC of Nigeria PLC	Industrial Conglomerates	33,313,310	12,883,736
United Bank for Africa PLC	Banks	15,122,315	714,586
			24,000,456
Peru 0.7%
[d]Intercorp Financial Services Inc., Reg S	Banks	133,150	4,357,999
Philippines 0.5%
[a]Pepsi-Cola Products Philippines Inc.	Beverages	32,940,200	3,435,597
Poland 3.4%
[a]AmRest Holdings NV	Hotels, Restaurants & Leisure	133,703	3,874,683
CCC SA	Textiles, Apparel & Luxury Goods	133,936	5,006,170
Lubelski Wegiel Bogdanka SA	Oil, Gas & Consumable Fuels	71,169	2,800,730
Warsaw Stock Exchange	Diversified Financial Services	221,166	2,834,677
Wawel SA	Food Products	7,522	2,489,498
[a]Work Service SA	Professional Services	1,045,327	5,163,639
			22,169,397
Romania 0.5%
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,090	1,397,396
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	159,600	1,729,690
			3,127,086
Russia 3.8%
[a,d]Cherkizovo Group OJSC, GDR, Reg S	Food Products	224,987	2,722,343
[a]DIXY Group OJSC	Food & Staples Retailing	561,958	6,681,736
[d]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	1,345,947
[a,d]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	182,200	6,422,550

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

[a,d]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	370,649	8,002,312
			25,174,888
Singapore 1.8%
[b]OSIM International Ltd.	Specialty Retail	4,869,000	10,506,245
Parkson Retail Asia Ltd.	Multiline Retail	1,588,000	1,019,051
			11,525,296
South Korea 8.0%
Amorepacific Group	Personal Products	16,431	12,128,416
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	112,628	10,695,208
Interojo Co. Ltd.	Health Care Equipment & Supplies	268,242	5,751,830
LF Corp.	Textiles, Apparel & Luxury Goods	118,955	3,250,105
Samkwang Glass	Containers & Packaging	34,916	1,626,768
Vieworks Co. Ltd.	Health Care Equipment & Supplies	206,054	5,558,571
Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	13,019,000
			52,029,898
Taiwan 0.9%
St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	241,000	5,953,904
Thailand 2.1%
Beauty Community PCL, fgn.	Specialty Retail	8,561,800	6,017,541
DSG International Thailand PCL, fgn.	Household Products	27,442,800	7,571,303
			13,588,844
Turkey 11.1%
Anadolu Cam Sanayii AS	Containers & Packaging	2,077,781	1,774,624
[a]Anel Elektrik Proje Taahhut ve Ticaret AS	Construction & Engineering	1,245,933	687,874
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	715,619	6,365,335
[a]Celebi Hava Servisi AS	Transportation Infrastructure	259,136	2,800,214
Cimsa Cimento Sanayi ve Ticaret AS	Construction Materials	306,458	1,981,160
IS Yatirim Menkul Degerler AS	Capital Markets	4,693,922	2,746,538
Pinar Entegre Et ve Un Sanayi AS	Food Products	1,441,669	6,054,574
[e]Pinar Sut Mamulleri Sanayii AS	Food Products	2,760,335	23,445,654
[a,e]Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	21,678,300	6,342,274
Tekfen Holding AS	Construction & Engineering	3,010,400	7,244,734
Trakya Cam Sanayii AS	Building Products	945,778	1,133,577
Ulker Biskuvi Sanayi AS	Food Products	331,080	2,773,061
[c]Ulker Biskuvi Sanayi AS, 144A	Food Products	831,656	6,965,786
Yazicilar Holding AS	Industrial Conglomerates	238,068	2,106,349
			72,421,754
Turkmenistan 1.4%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	863,054	9,060,524

Ukraine 0.1%
[d]MHP SA, GDR, Reg S	Food Products	59,139	887,085
United Arab Emirates 0.6%
Aramex Co.	Air Freight & Logistics	4,565,638	3,729,284
United States 1.1%
[a]Luxoft Holding Inc.	IT Services	198,473	7,156,936

Vietnam 1.8%
DHG Pharmaceutical JSC	Pharmaceuticals	1,118,432	5,138,600
Imexpharm Pharmaceutical JSC	Pharmaceuticals	363,396	919,990
Vietnam Container Shipping JSC	Marine	1,510,564	3,611,756
Vietnam Dairy Products JSC	Food Products	353,900	2,024,182
			11,694,528
Total Common Stocks and Other Equity Interests (Cost $445,318,676)			562,127,784
Participatory Notes 1.3%
Saudi Arabia 1.3%
[c]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	40,309	1,080,137
[c]HSBC Bank PLC, Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	279,525	7,639,332

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)

Total Participatory Notes (Cost $5,940,352)			8,719,469
Preferred Stocks (Cost $7,185,059) 0.9%
Chile 0.9%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	6,074,701
Total Investments before Short Term Investments (Cost $458,444,087)			576,921,954
Short Term Investments 12.1%
Money Market Funds (Cost $76,367,652) 11.7%
United States 11.7%
[a,f]Institutional Fiduciary Trust Money Market Portfolio		76,367,652	76,367,652
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,450,000) 0.4%
Money Market Funds 0.4%
United States 0.4%
[g]BNY Mellon Overnight Government Fund, 0.082%		2,450,000	2,450,000
Total Investments (Cost $537,261,739) 100.4%			655,739,606
Other Assets, less Liabilities (0.4)%			(2,584,289)
Net Assets 100.0%			$653,155,317

a Non-income producing.
b A portion or all of the security is on loan at June 30, 2014.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $18,811,104, representing 2.88% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2014, the aggregate value of these securities was $23,738,236, representing 3.63% of net assets.
e See Note 5 regarding holdings of 5% voting securities.
f The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited)
Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks 84.9%
Argentina 2.2%
[a]Adecoagro SA	Food Products	1,017,645	$9,606,569
Ternium SA, ADR	Metals & Mining	874,900	24,435,957
			34,042,526
Botswana 1.0%
Letshego Holdings Ltd.	Consumer Finance	61,550,162	15,816,053

Cambodia 0.5%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,457,611	7,453,178

Chile 0.5%
CFR Pharmaceuticals SA	Pharmaceuticals	25,625,750	8,412,143

Colombia 3.4%
Bancolombia SA, ADR	Banks	74,521	4,307,314
[a]Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	2,094,764	17,009,484
Pacific Rubiales Energy Corp.	Oil, Gas & Consumable Fuels	1,494,988	30,391,804
			51,708,602
Egypt 3.7%
Alexandria Mineral Oils Co.	Chemicals	837,651	9,608,903
Eastern Tobacco	Tobacco	352,546	7,396,511
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,175,555	8,385,019
[a,b]Global Telecom Holding, GDR, Reg S	Wireless Telecommunication
	Services	3,882,976	13,854,458
[a]Maridive & Oil Services SAE	Energy Equipment & Services	3,379,213	3,514,382
Telecom Egypt	Diversified Telecommunication
	Services	7,414,333	13,988,623
			56,747,896
Georgia 2.1%
Bank of Georgia Holdings PLC	Banks	821,326	33,028,148

Jordan 0.2%
Arab Potash Co. PLC	Chemicals	47,364	1,723,299
[a]Jordan Phosphate Mines	Metals & Mining	244,396	2,067,939
			3,791,238
Kazakhstan 4.3%
KazMunaiGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	2,482,633	39,647,649
[c]KCell JSC, GDR, 144A	Wireless Telecommunication
	Services	847,845	12,760,067
[b]KCell JSC, GDR, Reg S	Wireless Telecommunication
	Services	505,417	7,606,526
[a]Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	540,331	6,934,608
			66,948,850
Kenya 3.9%
British American Tobacco Kenya Ltd. Corp.	Tobacco	1,201,200	9,228,397
East African Breweries Ltd.	Beverages	4,941,300	16,245,370
Equity Bank Ltd.	Banks	40,684,700	21,828,549
Kenya Commercial Bank Ltd.	Banks	8,614,160	5,015,093
Safaricom Ltd.	Wireless Telecommunication
	Services	50,756,600	7,242,666
			59,560,075
Kuwait 3.5%
Kuwait Foods Americana	Hotels, Restaurants & Leisure	88,819	877,116
Mobile Telecommunications Co.	Wireless Telecommunication
	Services	16,579,618	36,515,091
National Bank of Kuwait SAK	Banks	4,784,779	16,316,961
			53,709,168
Lebanon 0.5%
[b]BLOM Bank SAL, GDR, Reg S	Banks	754,950	7,058,783

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

Luxembourg 1.0%
Tenaris SA, ADR	Energy Equipment & Services	313,600	14,786,240

Mauritius 1.6%
[a]MCB Group Ltd.	Banks	2,659,949	18,917,930
New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	2,161,310	6,220,112
			25,138,042
Mongolia 0.1%
[a]Mongolian Mining Corp.	Metals & Mining	13,180,400	833,293

Nigeria 10.9%
Ecobank Transnational Inc.	Banks	110,033,047	11,405,083
FBN Holdings PLC	Banks	387,185,398	37,067,152
Guinness Nigeria PLC	Beverages	4,783,184	5,870,738
Nigerian Breweries PLC	Beverages	6,717,810	7,090,907
[a,c]SEPLAT Petroleum Development Co. PLC, 144A	Oil, Gas & Consumable Fuels	5,378,514	24,021,692
UAC of Nigeria PLC	Industrial Conglomerates	30,899,493	11,950,206
United Bank for Africa PLC	Banks	526,334,028	24,871,262
Zenith Bank PLC	Banks	294,120,412	45,214,584
			167,491,624
Oman 2.5%
Bank Muscat SAOG	Banks	21,918,486	38,712,165

Pakistan 1.3%
Fauji Fertilizer Co. Ltd.	Chemicals	14,391,903	16,314,708
Indus Motor Co. Ltd.	Automobiles	543,354	2,942,251
United Bank Ltd.	Banks	701,300	1,199,592
			20,456,551
Panama 2.6%
Cable & Wireless Communications PLC	Diversified Telecommunication
	Services	29,642,643	24,981,813
Copa Holdings SA	Airlines	109,720	15,642,780
			40,624,593
Peru 2.1%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	2,139,750	25,270,447
[b]Intercorp Financial Services Inc., Reg S	Banks	233,390	7,638,855
			32,909,302
Qatar 7.7%
Commercial Bank of Qatar QSC	Banks	1,241,032	21,100,885
Industries Qatar QSC	Industrial Conglomerates	1,011,602	46,959,495
Ooredoo QSC	Diversified Telecommunication
	Services	1,569,733	51,266,619
			119,326,999
Romania 5.9%
[a]Banca Transilvania	Banks	40,741,941	22,777,211
OMV Petrom SA	Oil, Gas & Consumable Fuels	415,560,797	62,558,655
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	98,981	921,552
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	499,800	5,416,659
			91,674,077
Senegal 1.1%
Sonatel	Diversified Telecommunication
	Services	355,236	16,211,079

Sierra Leone 0.6%
[a]African Minerals Ltd.	Metals & Mining	7,733,116	9,196,872

South Africa 3.2%
MTN Group Ltd.	Wireless Telecommunication
	Services	2,371,642	49,941,157

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

South Korea 1.9%
Youngone Corp.	Textiles, Apparel & Luxury Goods	655,610	29,444,145

Turkmenistan 3.4%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	5,060,400	53,125,154

Ukraine 4.0%
Ferrexpo PLC	Metals & Mining	9,523,330	21,348,183
[a]Kernel Holding SA	Food Products	785,116	8,622,676
[b]MHP SA, GDR, Reg S	Food Products	2,065,158	30,977,370
			60,948,229
United Arab Emirates 1.7%
Agthia Group PJSC	Food Products	7,852,785	11,973,316
Aramex Co.	Air Freight & Logistics	17,422,032	14,230,586
			26,203,902
Vietnam 4.6%
Binh Minh Plastics JSC	Building Products	438,412	1,438,764
DHG Pharmaceutical JSC	Pharmaceuticals	1,179,560	5,419,451
Hoa Phat Group JSC	Metals & Mining	3,391,456	8,585,965
Imexpharm Pharmaceutical JSC	Pharmaceuticals	706,522	1,788,663
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	5,856,875	22,653,173
Petrovietnam Fertilizer and Chemical JSC	Chemicals	4,660,860	7,057,936
PetroVietnam Technical Services Corp.	Energy Equipment & Services	15,947,824	21,831,995
Vietnam Dairy Products JSC	Food Products	267,700	1,531,149
			70,307,096
Zambia 0.6%
First Quantum Minerals Ltd.	Metals & Mining	455,320	9,661,381

Zimbabwe 2.3%
Delta Corp. Ltd.	Beverages	17,278,369	22,289,096
[a]Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication
	Services	19,287,620	12,922,705
			35,211,801
Total Common Stocks (Cost $1,128,388,849)			1,310,480,362
Participatory Notes 8.8%
Saudi Arabia 8.8%
[c]Deutsche Bank AG/London,
Al Tayyar Travel Group, 144A, 3/20/17	Hotels, Restaurants & Leisure	355,845	11,409,242
Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	553,470	12,100,930
Saudi Basic Industries Corp., 144A, 9/27/16	Chemicals	1,272,354	38,844,029
Saudi Ceramic Co., 144A, 5/16/17	Building Products	211,000	8,030,996
Saudi Dairy & Foodstuff Co., 144A, 4/12/18	Food Products	125,946	3,374,903
[c] HSBC Bank PLC,
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	320,851	8,768,758
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	1,055,012	23,066,520
Samba Financial Group, 144A, 6/29/17	Industrial Conglomerates	260,320	2,748,613
Samba Financial Group, 144A, 8/13/14	Banks	1,878,397	19,833,228
Saudi Basic Industries Corp., 144A, 8/04/14	Chemicals	247,289	7,549,551
Total Participatory Notes (Cost $114,192,895)			135,726,770
Total Investments before Short Term Investments (Cost $1,242,581,744)			1,446,207,132
Short Term Investments (Cost $90,336,329) 5.9%
Money Market Funds 5.9%
United States 5.9%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		90,336,329	90,336,329

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Total Investments (Cost $1,332,918,073) 99.6%	1,536,543,461
Other Assets, less Liabilities 0.4%	6,803,758
Net Assets 100.0%	$1,543,347,219

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2014, the aggregate value of these securities was $67,135,992, representing 4.35% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $177,925,188, representing 11.53% of net assets.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks 67.3%
Austria 0.3%
UNIQA Insurance Group AG	Insurance	277,980	$3,573,821
[a]UNIQA Insurance Group AG, 144A	Insurance	350,000	4,499,738
			8,073,559
Belgium 1.0%
UCB SA	Pharmaceuticals	357,990	30,312,119

Brazil 0.2%
Centrais Eletricas Brasileiras SA	Electric Utilities	2,578,600	7,454,928

Canada 0.4%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	1,256,500	13,290,187

China 2.2%
China Mobile Ltd.	Wireless Telecommunication
	Services	983,000	9,537,717
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	8,948,000	8,070,050
Haier Electronics Group Co. Ltd.	Household Durables	8,502,600	22,270,033
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	5,765,200	11,990,920
Travelsky Technology Ltd., H	IT Services	18,506,000	17,024,532
			68,893,252
Denmark 0.7%
H. Lundbeck AS	Pharmaceuticals	925,720	22,782,559

France 6.7%
AXA SA	Insurance	996,570	23,821,759
BNP Paribas SA	Banks	441,920	29,984,005
Cie Generale des Etablissements Michelin, B	Auto Components	174,784	20,886,374
Compagnie de Saint-Gobain	Building Products	390,937	22,059,865
GDF Suez	Multi-Utilities	260,970	7,185,232
Ipsen SA	Pharmaceuticals	173,070	7,824,908
Sanofi	Pharmaceuticals	234,950	24,961,540
SEB SA	Household Durables	143,880	12,738,407
Technip SA	Energy Equipment & Services	209,930	22,967,466
Total SA, B	Oil, Gas & Consumable Fuels	454,830	32,874,916
			205,304,472
Germany 4.4%
Bayer AG	Pharmaceuticals	146,220	20,654,856
Deutsche Boerse AG	Diversified Financial Services	252,120	19,569,661
Deutsche Lufthansa AG	Airlines	768,570	16,503,484
HeidelbergCement AG	Construction Materials	173,160	14,780,559
Metro AG	Food & Staples Retailing	342,670	14,936,845
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	80,320	17,808,064
SAP AG	Software	132,070	10,200,687
Siemens AG	Industrial Conglomerates	156,850	20,717,289
			135,171,445
Hong Kong 1.5%
AIA Group Ltd.	Insurance	3,921,600	19,733,358
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	406,000	7,197,569
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,078,000	14,729,493
Techtronic Industries Co. Ltd.	Household Durables	1,741,000	5,582,108
			47,242,528
India 1.8%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	759,762	12,531,772
ICICI Bank Ltd.	Banks	480,702	11,352,843

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	5,523,565	30,100,946
			53,985,561
Ireland 0.6%
CRH PLC	Construction Materials	691,142	17,737,117

Israel 1.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	635,797	33,328,479

Italy 1.9%
Eni SpA	Oil, Gas & Consumable Fuels	1,004,000	27,471,056
[b]Saipem SpA	Energy Equipment & Services	405,934	10,951,354
UniCredit SpA	Banks	2,345,176	19,638,941
			58,061,351
Japan 3.5%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	536,300	17,448,742
ITOCHU Corp.	Trading Companies & Distributors	1,515,800	19,466,520
Nissan Motor Co. Ltd.	Automobiles	3,196,300	30,320,757
Suntory Beverage & Food Ltd.	Beverages	513,800	20,160,456
Toyota Motor Corp.	Automobiles	329,700	19,800,551
			107,197,026
Netherlands 2.3%
Akzo Nobel NV	Chemicals	256,304	19,217,003
Fugro NV, IDR	Energy Equipment & Services	333,735	19,110,851
[b]ING Groep NV, IDR	Diversified Financial Services	1,491,130	20,951,206
[b]QIAGEN NV	Life Sciences Tools & Services	342,000	8,289,828
TNT Express NV	Air Freight & Logistics	503,092	4,554,021
			72,122,909
Portugal 1.2%
CTT-Correios de Portugal SA	Air Freight & Logistics	697,410	6,933,794
[a]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	968,800	9,632,010
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,175,230	21,534,021
			38,099,825
Russia 1.2%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,189,908	23,572,078
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	610,983	12,060,804
			35,632,882
Singapore 1.9%
Jardine Cycle & Carriage Ltd.	Distributors	761,000	27,017,896
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	5,152,999	15,913,886
United Overseas Bank Ltd.	Banks	894,000	16,149,585
			59,081,367
South Korea 2.3%
Hyundai Mobis	Auto Components	21,460	6,022,371
KB Financial Group Inc.	Banks	313,845	10,916,348
POSCO	Metals & Mining	44,796	13,456,506
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	30,185	39,431,393
			69,826,618
Spain 0.9%
Telefonica SA	Diversified Telecommunication
	Services	1,694,590	29,054,615

Sweden 0.5%
Getinge AB, B	Health Care Equipment & Supplies	558,880	14,689,097

Switzerland 3.1%
[b]ABB Ltd.	Electrical Equipment	814,710	18,758,954
Credit Suisse Group AG	Capital Markets	940,246	26,886,890
Novartis AG	Pharmaceuticals	202,820	18,364,375

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Roche Holding AG	Pharmaceuticals	61,440	18,324,271
Tecan Group AG	Life Sciences Tools & Services	45,380	5,188,625
Vontobel Holding AG	Capital Markets	204,817	7,147,868
			94,670,983
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,162,384	9,156,970

Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	3,384,600	20,188,659

Turkmenistan 0.3%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	939,050	9,858,346

United Kingdom 6.0%
Aviva PLC	Insurance	3,403,920	29,735,544
[b]CEVA Holdings LLC	Air Freight & Logistics	247	271,381
GlaxoSmithKline PLC	Pharmaceuticals	715,913	19,160,101
HSBC Holdings PLC	Banks	1,999,805	20,280,716
Kingfisher PLC	Specialty Retail	3,378,502	20,754,841
Marks & Spencer Group PLC	Multiline Retail	3,783,270	27,527,159
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	309,969	13,485,903
Serco Group PLC	Commercial Services & Supplies	1,320,741	8,260,490
Standard Chartered PLC	Banks	695,210	14,204,342
Tesco PLC	Food & Staples Retailing	4,140,267	20,135,073
Vodafone Group PLC	Wireless Telecommunication
	Services	3,361,975	11,218,373
			185,033,923
United States 20.3%
Abercrombie & Fitch Co., A	Specialty Retail	218,790	9,462,668
Accenture PLC, A	IT Services	130,520	10,551,237
Allegheny Technologies Inc.	Metals & Mining	280,830	12,665,433
Amgen Inc.	Biotechnology	194,270	22,995,740
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	764,530	17,240,152
Baker Hughes Inc.	Energy Equipment & Services	398,590	29,675,025
Best Buy Co. Inc.	Specialty Retail	772,370	23,951,194
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	263,620	7,611,651
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	10,950,534
Cisco Systems Inc.	Communications Equipment	836,800	20,794,480
Citigroup Inc.	Banks	399,680	18,824,928
Comcast Corp., Special A	Media	593,992	31,677,593
CVS Caremark Corp.	Food & Staples Retailing	279,560	21,070,437
Foot Locker Inc.	Specialty Retail	658,390	33,393,541
Halliburton Co.	Energy Equipment & Services	479,295	34,034,738
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	868,130	29,238,618
JPMorgan Chase & Co.	Banks	487,826	28,108,534
LyondellBasell Industries NV, A	Chemicals	158,280	15,456,042
Macy's Inc.	Multiline Retail	494,220	28,674,644
Medtronic Inc.	Health Care Equipment & Supplies	232,090	14,798,058
Microsoft Corp.	Software	708,680	29,551,956
Morgan Stanley	Capital Markets	759,750	24,562,718
[b]Navistar International Corp.	Machinery	104,090	3,901,293
NewPage Holdings Inc.	Paper & Forest Products	2,200	182,600
[b]News Corp., A	Media	1,165,360	20,906,558
Noble Corp. PLC	Energy Equipment & Services	841,550	28,242,418
Oracle Corp.	Software	352,618	14,291,608
Pfizer Inc.	Pharmaceuticals	667,132	19,800,478
PG&E Corp.	Multi-Utilities	347,180	16,671,584
[b,c,d]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	2,381,832
United Parcel Service Inc., B	Air Freight & Logistics	126,620	12,998,809
Verizon Communications Inc.	Diversified Telecommunication
	Services	162,103	7,943,047

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Walgreen Co.	Food & Staples Retailing	295,780	21,926,171
			624,536,319
Total Common Stocks (Cost $1,740,612,032)			2,070,787,096

Equity-Linked Securities 1.7%
Germany 0.2%
[a]Barclays Bank PLC into Heidelbergcement AG, 4.00%, 144A	Construction Materials	118,305	7,387,296
Netherlands 0.4%
[a]Barclays Bank PLC into TNT Express NV, 4.00%, 144A	Air Freight & Logistics	1,724,175	11,723,959
United States 1.1%
[a]Bank of America Corp. into Microsoft Corp., 4.00%, 144A	Software	300,349	12,485,508
[a]The Goldman Sachs Group Inc. into Gilead Sciences Inc., 3.50%, 144A	Biotechnology	250,411	20,901,330
			33,386,838
Total Equity-Linked Securities (Cost $45,759,164)			52,498,093

Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[b]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12	17,400
[b]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534	587,466
Total Convertible Preferred Stocks (Cost $802,629)			604,866

Preferred Stocks 0.7%
Brazil 0.2%
Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	1,561,200	7,416,627
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	129,100	13,880,253
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	Consumer Finance	11,600	316,680
Total Preferred Stocks (Cost $24,306,068)			21,613,560
		Principal Amount*
Corporate Bonds and Notes 4.0%
Australia 0.1%
[a]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%,
2/01/18	Metals & Mining	1,100,000	1,157,750
4/01/22	Metals & Mining	400,000	430,500
			1,588,250
Bermuda 0.0%†
[a]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication
	Services	600,000	661,500
[a]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Wireless Telecommunication
	Services	500,000	517,813
			1,179,313
Brazil 0.0%†
[a]JBS Investments GMBH, senior note, 144A, 7.25%, 4/03/24	Food & Staples Retailing	1,400,000	1,457,750
Canada 0.1%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,350,000	1,478,250
[a]First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Metals & Mining	1,500,000	1,550,625
			3,028,875
Italy 0.0%†
[a]Wind Acquisition Finance SA, senior secured note, 144A, 7.375%, 4/23/21	Diversified Telecommunication
	Services	1,400,000	1,505,875

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

Japan 0.0%†
[a]eAccess Ltd., senior note, 144A, 8.375%, 4/01/18	Diversified Telecommunication
	Services	200,000	EUR	297,684

Kazakhstan 0.2%
HSBK (Europe) BV, senior note,
[a]144A, 7.25%, 5/03/17	Banks	800,000		868,464
[e]Reg S, 7.25%, 5/03/17	Banks	4,300,000		4,667,994
				5,536,458
Luxembourg 0.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	Metals & Mining	1,400,000		1,515,465
[a]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.75%, 1/31/21	Containers & Packaging	1,500,000		1,558,125
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Diversified Telecommunication
	Services	800,000		798,000
senior note, 7.50%, 4/01/21	Diversified Telecommunication
	Services	1,200,000		1,320,000
				5,191,590
Mexico 0.0%†
[a]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Construction Materials	1,300,000		1,357,687

Netherlands 0.1%
[a]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Media	1,100,000	EUR	1,603,105

Romania 0.1%
[a]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	Media	2,500,000	EUR	3,765,987

Russia 0.1%
[a]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,237,500

South Africa 0.5%
[a]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	Specialty Retail	10,571,000	EUR	13,761,680
[a]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	1,107,787
				14,869,467
Spain 0.1%
[a]Abengoa Finance SAU, senior note, 144A, 7.75%, 2/01/20	Construction & Engineering	1,500,000		1,673,437

Switzerland 0.0%†
[a]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	Chemicals	400,000	EUR	572,430
5.75%, 2/15/19	Chemicals	100,000	EUR	141,824
				714,254
Ukraine 0.1%
[e]State Export-Import Bank of Ukraine, (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	Banks	3,880,000		3,542,925

United Kingdom 0.1%
[a]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	Chemicals	700,000	EUR	1,019,741
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	Banks	700,000	EUR	1,112,593
				2,132,334
United States 2.3%
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	1,700,000		2,054,875
[a]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	Internet Software & Services	1,200,000		1,240,500
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	Oil, Gas & Consumable Fuels	1,400,000		1,527,750
[a]Calpine Corp., senior secured note, 144A, 7.875%,
7/31/20	Independent Power & Renewable
	Electricity Producers	222,000		241,980
1/15/23	Independent Power & Renewable
	Electricity Producers	1,096,000		1,227,520
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	Media	1,500,000		1,530,000

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
CenturyLink Inc., senior bond, 6.75%, 12/01/23	Diversified Telecommunication
	Services	1,500,000		1,646,250
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	Oil, Gas & Consumable Fuels	2,000,000		2,310,000
CHS/Community Health Systems Inc.,
[a]senior note, 144A, 6.875%, 2/01/22	Health Care Providers & Services	700,000		745,500
senior secured note, 5.125%, 8/15/18	Health Care Providers & Services	1,100,000		1,156,375
CIT Group Inc., senior note,
5.375%, 5/15/20	Banks	400,000		430,875
5.00%, 8/15/22	Banks	1,400,000		1,454,250
[f]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	Banks	1,500,000		1,534,672
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	Media	800,000		859,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	Media	400,000		433,000
senior sub. note, 7.625%, 3/15/20	Media	300,000		325,125
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	Health Care Providers & Services	500,000		504,063
DISH DBS Corp., senior note, 7.125%, 2/01/16	Media	1,000,000		1,083,750
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,575,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN
thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,370,766
Equinix Inc., senior bond, 5.375%, 4/01/23	Internet Software & Services	1,500,000		1,541,250
First Data Corp., senior note, 10.625%, 6/15/21	IT Services	2,000,000		2,340,000
[a,g]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		6,250
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	Automobiles	300,000		315,097
6.625%, 8/15/17	Automobiles	450,000		518,293
8.125%, 1/15/20	Automobiles	300,000		383,424
Frontier Communications Corp., senior note,
8.50%, 4/15/20	Diversified Telecommunication
	Services	1,200,000		1,422,000
8.75%, 4/15/22	Diversified Telecommunication
	Services	300,000		349,500
[a]Gannett Co. Inc., senior bond, 144A, 6.375%, 10/15/23	Media	1,400,000		1,498,000
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	59,000,000	MXN	5,148,024
GMAC Inc., sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		298,125
[a]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	Pharmaceuticals	1,400,000		1,456,000
HCA Inc.,
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,186,625
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	900,000		978,750
KB Home, senior bond, 7.50%, 9/15/22	Household Durables	1,500,000		1,672,500
[a]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	Oil, Gas & Consumable Fuels	1,500,000		1,646,250
Linn Energy LLC/Finance Corp., senior note, 7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000		541,875
MGM Resorts International, senior note,
6.625%, 7/15/15	Hotels, Restaurants & Leisure	900,000		947,250
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000		442,500
7.75%, 3/15/22	Hotels, Restaurants & Leisure	300,000		352,500
[a]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Energy Equipment & Services	1,500,000		1,488,750
Peabody Energy Corp., senior note,
6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000		628,500
6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000		500,625
[a,h]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	Oil, Gas & Consumable Fuels	1,400,000		1,372,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	Oil, Gas & Consumable Fuels	1,400,000		1,524,250
Reynolds Group Issuer Inc./LLC/SA, senior note,
8.50%, 5/15/18	Containers & Packaging	1,200,000		1,257,000
8.25%, 2/15/21	Containers & Packaging	800,000		874,000
[a]Sabine Pass Liquefaction LLC, senior secured note, first lien, 144A, 5.75%, 5/15/24	Oil, Gas & Consumable Fuels	1,500,000		1,565,625
[a]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,500,000		1,588,125
[a]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	Media	1,500,000		1,563,750
SLM Corp., senior note,
8.45%, 6/15/18	Consumer Finance	900,000		1,065,938
5.50%, 1/15/19	Consumer Finance	900,000		958,500
Sprint Nextel Corp., senior note,
6.00%, 11/15/22	Diversified Telecommunication
	Services	1,100,000		1,127,500

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
[a]144A, 9.00%, 11/15/18	Diversified Telecommunication
	Services	1,100,000			1,336,500
[a]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.625%, 3/01/24	Textiles, Apparel & Luxury Goods	1,500,000			1,492,500
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	Health Care Providers & Services	600,000			696,000
[a]144A, 5.00%, 3/01/19	Health Care Providers & Services	800,000			813,000
[a,g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	Independent Power & Renewable
Finance Inc., senior secured note, 144A, 11.50%, 10/01/14	Electricity Producers	1,200,000			1,101,000
[a]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000			1,284,000
[a]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	Pharmaceuticals	500,000			555,625
[a]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	1,000,000			1,066,250
					70,154,902
Total Corporate Bonds and Notes (Cost $117,207,921)					121,837,393

[h]Senior Floating Rate Interests 0.2%
United States 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	Food & Staples Retailing	427,610			415,316
[i]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	Aerospace & Defense	50,306			44,915
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	Auto Components	185,117			175,862
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	Media	29,771			30,646
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802			254,223
[d,j]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	Hotels, Restaurants & Leisure	3,616,781			3,444,984
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000			453,019
Total Senior Floating Rate Interests (Cost $4,608,042)					4,818,965

Foreign Government and Agency Securities 22.9%
Brazil 2.0%
Letra Tesouro Nacional, Strip,
1/01/16		6,260	[k]	BRL	2,410,096
1/01/17		13,620	[k]	BRL	4,675,266
1/01/18		6,870	[k]	BRL	2,096,658
Nota Do Tesouro Nacional,
10.00%, 1/01/17		11,425	[k]	BRL	5,006,156
10.00%, 1/01/21		2,700	[k]	BRL	1,120,999
10.00%, 1/01/23		7,150	[k]	BRL	2,911,084
[l]Index Linked, 6.00%, 5/15/15		8,845	[k]	BRL	9,913,576
[l]Index Linked, 6.00%, 8/15/16		3,120	[k]	BRL	3,508,702
[l]Index Linked, 6.00%, 8/15/18		5,785	[k]	BRL	6,496,131
[l]Index Linked, 6.00%, 8/15/22		3,450	[k]	BRL	3,844,415
[l]Index Linked, 6.00%, 5/15/45		15,735	[k]	BRL	17,065,498
senior note, 10.00%, 1/01/19		5,490	[k]	BRL	2,338,791
					61,387,372
El Salvador 0.0%†
[a]Government of El Salvador, 144A, 7.65%, 6/15/35		100,000			108,546

Ghana 0.6%
Government of Ghana,
24.00%, 5/25/15		5,155,000		GHS	1,557,181
21.00%, 10/26/15		6,071,000		GHS	1,771,392
16.90%, 3/07/16		3,270,000		GHS	883,740
19.24%, 5/30/16		3,615,000		GHS	1,002,859
26.00%, 6/05/17		2,070,000		GHS	644,438
23.00%, 8/21/17		29,760,000		GHS	8,707,794
19.04%, 9/24/18		3,220,000		GHS	837,495
[a]144A, 7.875%, 8/07/23		1,900,000			1,851,312
					17,256,211
Hungary 3.6%
Government of Hungary,
5.50%, 2/12/16		4,086,200,000		HUF	19,011,734
5.50%, 12/22/16		4,222,260,000		HUF	19,954,449

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
4.125%, 2/19/18	3,270,000		3,411,019
4.00%, 4/25/18	256,280,000	HUF	1,170,207
6.50%, 6/24/19	4,320,960,000	HUF	21,833,831
7.50%, 11/12/20	289,190,000	HUF	1,546,274
5.375%, 2/21/23	6,040,000		6,502,362
A, 6.75%, 11/24/17	1,159,140,000	HUF	5,762,615
A, 5.50%, 12/20/18	932,390,000	HUF	4,513,588
A, 7.00%, 6/24/22	1,158,710,000	HUF	6,128,252
A, 6.00%, 11/24/23	770,020,000	HUF	3,861,523
B, 5.50%, 6/24/25	3,414,680,000	HUF	16,575,505
			110,271,359
Indonesia 0.2%
Government of Indonesia,
FR26, 11.00%, 10/15/14	980,000,000	IDR	83,773
FR27, 9.50%, 6/15/15	4,937,000,000	IDR	427,364
FR28, 10.00%, 7/15/17	4,156,000,000	IDR	374,180
FR31, 11.00%, 11/15/20	154,000,000	IDR	14,947
FR34, 12.80%, 6/15/21	24,641,000,000	IDR	2,605,961
FR35, 12.90%, 6/15/22	10,564,000,000	IDR	1,130,740
FR36, 11.50%, 9/15/19	7,623,000,000	IDR	741,308
FR43, 10.25%, 7/15/22	154,000,000	IDR	14,497
senior bond, FR53, 8.25%, 7/15/21	854,000,000	IDR	72,644
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	616,000,000	IDR	53,016
			5,518,430
Ireland 1.0%
Government of Ireland,
5.50%, 10/18/17	9,268,900	EUR	14,776,137
5.00%, 10/18/20	9,649,000	EUR	16,131,434
senior bond, 5.40%, 3/13/25	378,770	EUR	657,834
			31,565,405
Malaysia 2.1%
Government of Malaysia,
3.434%, 8/15/14	24,360,000	MYR	7,590,974
3.741%, 2/27/15	5,290,000	MYR	1,654,546
3.835%, 8/12/15	7,200,000	MYR	2,257,764
4.72%, 9/30/15	13,510,000	MYR	4,283,145
3.197%, 10/15/15	12,525,000	MYR	3,898,314
senior bond, 4.262%, 9/15/16	7,340,000	MYR	2,327,495
senior note, 3.172%, 7/15/16	140,510,000	MYR	43,592,670
			65,604,908
Mexico 3.7%
Government of Mexico,
9.50%, 12/18/14	293,860[m] MXN		2,332,186
6.00%, 6/18/15	28,060[m] MXN		222,263
8.00%, 12/17/15	6,441,200[m] MXN		53,054,462
6.25%, 6/16/16	305,080[m] MXN		2,481,042
7.25%, 12/15/16	6,769,220[m] MXN		56,630,304
			114,720,257
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000	PEN	2,873,721

Philippines 0.0%†
Government of the Philippines, senior note, 1.625%, 4/25/16	40,080,000	PHP	909,905

Poland 0.6%
Government of Poland,
5.50%, 4/25/15	4,130,000	PLN	1,393,940
6.25%, 10/24/15	13,260,000	PLN	4,581,569
5.00%, 4/25/16	560,000	PLN	192,684
4.75%, 10/25/16	17,455,000	PLN	6,035,730

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)

5.75%, 9/23/22	12,900,000	PLN	4,968,386
			17,172,309
Republic of Montenegro 0.1%
[a]Government of Montenegro, 144A, 5.375%, 5/20/19	3,320,000	EUR	4,711,387

Russia 0.1%
[e]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	1,527,550		1,773,676

Serbia 0.6%
Serbia Treasury Bond, 10.00%,
6/27/16	6,930,000	RSD	83,392
8/15/16	2,800,000	RSD	33,673
11/21/18	1,430,000	RSD	16,711
Serbia Treasury Note, 10.00%,
11/08/15	1,487,800,000	RSD	17,892,674
1/30/16	460,000	RSD	5,534
10/17/16	1,600,000	RSD	19,224
12/19/16	1,600,000	RSD	19,208
			18,070,416
Slovenia 0.8%
[a]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	3,590,000		3,955,893
5.85%, 5/10/23	17,125,000		19,331,556
			23,287,449
South Korea 2.3%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	236,300,000	KRW	233,303
senior bond, 2.80%, 8/02/15	2,911,960,000	KRW	2,883,416
senior bond, 2.81%, 10/02/15	190,000,000	KRW	188,200
senior note, 2.84%, 12/02/14	551,920,000	KRW	545,964
senior note, 2.74%, 2/02/15	19,937,440,000	KRW	19,718,010
senior note, 2.76%, 6/02/15	7,040,800,000	KRW	6,967,498
senior note, 2.66%, 6/09/15	1,604,300,000	KRW	1,586,180
senior note, 2.90%, 12/02/15	4,798,000,000	KRW	4,759,346
senior note, 2.78%, 2/02/16	8,591,020,000	KRW	8,508,624
senior note, 2.80%, 4/02/16	2,079,410,000	KRW	2,060,352
senior note, 2.79%, 6/02/16	181,500,000	KRW	179,852
Korea Treasury Bond, senior note,
3.25%, 12/10/14	17,978,260,000	KRW	17,816,368
3.25%, 6/10/15	93,800,000	KRW	93,251
2.75%, 12/10/15	761,140,000	KRW	753,656
2.75%, 6/10/16	1,620,500,000	KRW	1,604,572
3.00%, 12/10/16	2,123,100,000	KRW	2,114,410
			70,013,002
Sri Lanka 2.1%
Government of Sri Lanka,
A, 8.50%, 11/01/15	20,000,000	LKR	156,119
A, 8.00%, 11/15/18	22,960,000	LKR	173,190
A, 9.00%, 5/01/21	220,400,000	LKR	1,663,337
C, 8.50%, 4/01/18	248,300,000	LKR	1,922,146
[e]senior note, Reg S, 6.25%, 10/04/20	20,000,000		21,262,500
[e]senior note, Reg S, 6.25%, 7/27/21	38,400,000		40,689,984
			65,867,276
[n]Supranational 0.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000	MXN	5,397,804

Sweden 0.0%†
Government of Sweden, 4.50%, 8/12/15	8,360,000	SEK	1,308,394

Ukraine 1.9%
[a]Government of Ukraine,
144A, 9.25%, 7/24/17	6,760,000		6,861,400
144A, 7.75%, 9/23/20	890,000		853,212

Templeton Global Investment Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
senior bond, 144A, 7.80%, 11/28/22		28,490,000		27,065,500
senior note, 144A, 7.50%, 4/17/23		24,050,000		22,740,237
				57,520,349
Uruguay 0.8%
[o]Government of Uruguay,
Index Linked, 4.25%, 4/05/27		15,920,109	UYU	757,632
Index Linked, zero cpn., 3/26/15		2,849,725	UYU	119,644
senior bond, Index Linked, 5.00%, 9/14/18		12,938,881	UYU	611,258
senior bond, Index Linked, 4.375%, 12/15/28		35,906,459	UYU	1,754,723
senior bond, Index Linked, 4.00%, 7/10/30		291,615	UYU	13,492
senior bond, Index Linked, 3.70%, 6/26/37		4,598,120	UYU	207,222
Uruguay Notas del Tesoro,
10.25%, 8/22/15		56,100,000	UYU	2,337,414
9.50%, 1/27/16		56,100,000	UYU	2,238,626
Uruguay Treasury Bill, Strip,
3/26/15		12,128,000	UYU	477,382
5/14/15		27,200,000	UYU	1,049,221
7/02/15		3,040,000	UYU	114,891
8/20/15		399,880,000	UYU	14,850,193
11/26/15		3,370,000	UYU	120,875
1/14/16		700,000	UYU	24,687
				24,677,260
Zambia 0.1%
[a]Government of Zambia International Bond, 144A, 8.50%, 4/14/24		3,100,000		3,456,500

Total Foreign Government and Agency Securities (Cost $687,441,372)				703,471,936
		Shares
Escrow Accounts and Litigation Trusts 0.0%
United States 0.0%
[b,i]Comfort Co. Inc., Escrow Account	Household Durables	2,762		—
[b,i]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000		—
Total Escrow Accounts and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $2,620,737,228)				2,975,631,909
		Principal Amount*
Short Term Investments 2.4%
Foreign Government and Agency Securities 0.8%
Malaysia 0.4%
[p]Bank of Negara Monetary Notes, 7/08/14 - 6/16/15		36,720,000	MYR	11,209,867
Philippines 0.2%
[p]Philippine Treasury Bill, 10/08/14		333,780,000	PHP	7,631,821
Singapore 0.2%
[p]Monetary Authority of Singapore Treasury Bills, 8/15/14 - 11/25/14		6,660,000	SGD	5,339,883
South Korea 0.0%†
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14		250,000,000	KRW	247,103
Sweden 0.0%†
[p]Sweden Treasury Bill, 9/17/14		910,000	SEK	136,072

Total Foreign Government and Agency Securities (Cost $24,572,930)				24,564,746
Total Investments before Money Market Funds (Cost $2,645,310,158)				3,000,196,655
		Shares
Money Market Funds (Cost $51,508,904) 1.6%
United States 1.6%
[b,q]Institutional Fiduciary Trust Money Market Portfolio		51,508,904		51,508,904
Total Investments (Cost $2,696,819,062) 99.2%				3,051,705,559
Other Assets, less Liabilities 0.8%				23,836,503
Net Assets 100.0%				$3,075,542,062

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $218,101,773, representing 7.09% of net assets.
bNon-income producing.
cThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 6.
dAt June 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2014, the aggregate value of these securities was $71,937,079, representing 2.34% of net assets.
fPerpetual security with no stated maturity date.
gDefaulted security or security for which income has been deemed uncollectible.
hThe coupon rate shown represents the rate at period end.
iSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2014, the aggregate value of these securities was $44,915, representing less than 0.01% of net assets.
jIncome may be received in additional securities and/or cash.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lRedemption price at maturity is adjusted for inflation.
mPrincipal amount is stated in 100 Mexican Peso Units.
nA supranational organization is an entity formed by two or more central governments through international treaties.
oPrincipal amount of security is adjusted for inflation.
pThe security is traded on a discount basis with no stated coupon rate.
qThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At June 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Philippine Peso	JPHQ	Buy	83,694,000	1,931,994	7/01/14	$-	$(13,513)
Philippine Peso	JPHQ	Sell	83,694,000	1,917,652	7/01/14	-	(829)
Malaysian Ringgit	JPHQ	Buy	7,770,000	2,384,197	7/02/14	35,358	-
Malaysian Ringgit	JPHQ	Sell	7,770,000	2,419,882	7/02/14	327	-
Indian Rupee	HSBK	Buy	9,684,750	163,501	7/03/14	-	(2,333)
Malaysian Ringgit	DBAB	Buy	695,840	215,999	7/03/14	673	-
Indian Rupee	HSBK	Buy	57,335,000	937,160	7/07/14	16,320	-
Malaysian Ringgit	DBAB	Buy	6,555,700	2,032,090	7/07/14	8,806	-
Indian Rupee	DBAB	Buy	62,182,000	1,012,711	7/15/14	19,955	-
Malaysian Ringgit	DBAB	Buy	3,220,000	1,001,337	7/15/14	686	-
Indian Rupee	DBAB	Buy	91,185,000	1,483,479	7/17/14	30,325	-
Malaysian Ringgit	DBAB	Buy	7,869,000	2,433,962	7/18/14	14,389	-
Indian Rupee	JPHQ	Buy	51,553,000	839,813	7/21/14	15,455	-
Indian Rupee	DBAB	Buy	18,126,000	293,895	7/22/14	6,765	-
Indian Rupee	JPHQ	Buy	25,753,000	418,506	7/22/14	8,665	-
Malaysian Ringgit	DBAB	Buy	12,411,000	3,821,356	7/22/14	39,386	-
Euro	DBAB	Sell	95,745	125,810	7/23/14	-	(5,319)
Euro	DBAB	Sell	95,542	126,593	7/25/14	-	(4,260)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,685,938	7/25/14	8,065	-
Chilean Peso	DBAB	Buy	746,020,000	1,346,363	7/28/14	-	(1,414)

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Euro	DBAB	Sell	1,047,114	1,387,793		7/29/14	-	(46,347)
Japanese Yen	BZWS	Sell	291,270,000	2,934,474		7/29/14	58,612	-
Chilean Peso	DBAB	Buy	241,010,000	429,072		7/30/14	5,329	-
Chilean Peso	JPHQ	Buy	256,050,000	458,707		7/30/14	2,803	-
Swedish Krona	DBAB	Buy	1,850,000	209,340	EUR	7/30/14	-	(9,925)
Euro	JPHQ	Sell	3,768,000	5,009,236		7/31/14	-	(151,498)
Indian Rupee	DBAB	Buy	6,456,500	104,594		7/31/14	2,338	-
Indian Rupee	JPHQ	Buy	13,818,000	232,247		7/31/14	-	(3,395)
Malaysian Ringgit	JPHQ	Buy	3,799,000	1,125,430		7/31/14	55,790	-
Chilean Peso	DBAB	Buy	482,020,000	864,021		8/01/14	4,605	-
Euro	UBSW	Sell	3,767,000	5,013,500		8/01/14	-	(145,879)
Euro	HSBK	Sell	3,767,000	4,992,895		8/04/14	-	(166,530)
Euro	BZWS	Sell	1,882,000	2,495,984		8/05/14	-	(81,682)
Indian Rupee	JPHQ	Buy	25,080,000	409,302		8/06/14	5,671	-
Indian Rupee	CITI	Buy	7,867,000	128,909		8/07/14	1,237	-
Indian Rupee	DBAB	Buy	49,615,000	812,262		8/07/14	8,535	-
Swedish Krona	DBAB	Buy	6,617,360	729,387	EUR	8/08/14	-	(9,017)
Indian Rupee	DBAB	Buy	9,032,000	148,160		8/12/14	1,140	-
Indian Rupee	HSBK	Buy	9,755,000	160,020		8/12/14	1,232	-
Indian Rupee	HSBK	Buy	24,630,000	403,810		8/13/14	3,261	-
Swedish Krona	DBAB	Buy	51,264,580	5,690,374	EUR	8/15/14	-	(125,037)
Chilean Peso	DBAB	Buy	401,200,000	712,484		8/18/14	9,254	-
Indian Rupee	DBAB	Buy	24,766,000	410,342		8/19/14	-	(1,415)
Indian Rupee	JPHQ	Buy	93,886,000	1,556,607		8/19/14	-	(6,396)
Japanese Yen	DBAB	Sell	284,714,000	2,900,598		8/19/14	89,073	-
Japanese Yen	HSBK	Sell	547,340,000	5,642,680		8/20/14	237,713	-
Japanese Yen	JPHQ	Sell	385,615,000	3,966,720		8/20/14	158,782	-
Indian Rupee	DBAB	Buy	22,559,000	380,447		8/21/14	-	(8,080)
Japanese Yen	BZWS	Sell	127,736,000	1,317,409		8/22/14	56,003	-
Japanese Yen	CITI	Sell	255,214,000	2,627,240		8/25/14	106,925	-
Japanese Yen	DBAB	Sell	126,234,000	1,298,891		8/25/14	52,292	-
Japanese Yen	HSBK	Sell	253,342,000	2,601,288		8/25/14	99,460	-
Japanese Yen	BZWS	Sell	366,311,000	3,726,460		8/26/14	109,006	-
Japanese Yen	JPHQ	Sell	254,671,000	2,590,713		8/26/14	75,745	-
Swedish Krona	UBSW	Buy	4,000,000	455,633	EUR	8/26/14	-	(25,767)
Chilean Peso	DBAB	Buy	301,900,000	535,664		8/27/14	6,944	-
Euro	JPHQ	Sell	1,685,713	2,254,186		8/27/14	-	(54,787)
Indian Rupee	DBAB	Buy	18,310,000	308,844		8/27/14	-	(6,902)
Japanese Yen	DBAB	Sell	228,669,000	2,316,809		8/27/14	58,604	-
Japanese Yen	HSBK	Sell	420,281,000	4,258,727		8/27/14	108,272	-
Japanese Yen	JPHQ	Sell	227,544,000	2,308,627		8/27/14	61,532	-
Euro	DBAB	Sell	177,411	234,662		8/28/14	-	(8,345)
Indian Rupee	DBAB	Buy	6,456,500	107,941		8/28/14	-	(1,487)
Indian Rupee	HSBK	Buy	26,015,000	434,837		8/28/14	-	(5,903)
Indian Rupee	JPHQ	Buy	13,818,000	231,120		8/28/14	-	(3,290)
Euro	DBAB	Sell	112,498	150,230		8/29/14	-	(3,863)
Japanese Yen	JPHQ	Sell	126,519,000	1,302,111		8/29/14	52,666	-
Indian Rupee	CITI	Buy	7,944,000	132,813		9/03/14	-	(1,968)
Indian Rupee	DBAB	Buy	28,167,000	471,229		9/03/14	-	(7,295)
Indian Rupee	HSBK	Buy	9,684,750	161,956		9/03/14	-	(2,440)

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Chilean Peso	DBAB	Buy	905,380,000	1,588,988		9/05/14	36,772	-
Chilean Peso	DBAB	Buy	500,540,000	878,449		9/08/14	20,079	-
Indian Rupee	DBAB	Buy	9,241,000	153,691		9/09/14	-	(1,644)
Swedish Krona	DBAB	Buy	41,000,000	4,611,664	EUR	9/12/14	-	(185,204)
Chilean Peso	DBAB	Buy	985,820,000	1,692,395		9/17/14	75,649	-
Indian Rupee	JPHQ	Buy	39,418,000	647,393		9/23/14	-	(418)
Indian Rupee	DBAB	Buy	18,310,000	300,410		9/26/14	-	(43)
Chilean Peso	DBAB	Buy	474,950,000	907,259		9/30/14	-	(56,555)
Indian Rupee	DBAB	Buy	6,456,500	105,832		9/30/14	8	-
Japanese Yen	JPHQ	Sell	59,426,000	602,682		9/30/14	15,681	-
Philippine Peso	DBAB	Buy	250,523,410	5,720,235		9/30/14	19,045	-
Chilean Peso	DBAB	Buy	504,600,000	899,465		10/06/14	3,850	-
Japanese Yen	DBAB	Sell	4,919,230,800	47,382,304		10/07/14	-	(1,212,384)
Polish Zloty	DBAB	Buy	8,156,625	1,899,584	EUR	10/07/14	67,254	-
Chilean Peso	MSCO	Buy	758,240,000	1,361,904		10/10/14	-	(5,029)
Euro	CITI	Sell	38,305,000	51,886,250		10/15/14	-	(592,564)
Euro	HSBK	Sell	5,173,000	7,025,089		10/20/14	-	(62,212)
Malaysian Ringgit	HSBK	Buy	4,770,000	1,487,279		10/22/14	-	(11,032)
Chilean Peso	CITI	Buy	693,880,000	1,331,823		10/24/14	-	(91,709)
Malaysian Ringgit	DBAB	Buy	3,604,000	1,119,081		10/24/14	-	(3,829)
Malaysian Ringgit	HSBK	Buy	2,403,275	742,210		10/24/14	1,480	-
Euro	DBAB	Sell	2,500,000	3,452,850		10/30/14	27,554	-
Euro	DBAB	Sell	8,773,597	12,083,377		10/31/14	62,456	-
Euro	DBAB	Sell	84,184	115,841		11/03/14	497	-
Euro	DBAB	Sell	4,349,000	5,869,171		11/05/14	-	(89,636)
Japanese Yen	BZWS	Sell	2,840,000,000	28,996,161		11/05/14	933,460	-
Euro	BZWS	Sell	10,571,000	14,214,824		11/14/14	-	(269,683)
Japanese Yen	MSCO	Sell	100,400,000	1,010,426		11/14/14	18,266	-
Japanese Yen	CITI	Sell	205,908,000	2,061,182		11/19/14	26,287	-
Japanese Yen	DBAB	Sell	166,350,000	1,664,166		11/19/14	20,204	-
Malaysian Ringgit	DBAB	Buy	2,025,400	621,536		11/19/14	4,242	-
Euro	JPHQ	Sell	592,176	801,578		11/20/14	-	(9,850)
Japanese Yen	CITI	Sell	231,295,000	2,320,841		11/20/14	35,036	-
Japanese Yen	HSBK	Sell	43,408,000	435,338		11/20/14	6,353	-
Japanese Yen	JPHQ	Sell	149,426,000	1,498,300		11/20/14	21,577	-
Malaysian Ringgit	HSBK	Buy	1,231,000	378,071		11/20/14	2,242	-
Uruguayan Peso	CITI	Buy	9,800,000	417,376		11/20/14	-	(7,685)
Uruguayan Peso	CITI	Buy	9,800,000	416,667		11/25/14	-	(7,621)
Chilean Peso	DBAB	Buy	494,720,000	869,302		11/28/14	12,052	-
Uruguayan Peso	CITI	Buy	14,640,000	625,909		12/01/14	-	(15,999)
Euro	CITI	Sell	6,170,000	8,389,041		12/05/14	-	(65,971)
Euro	DBAB	Sell	183,617	248,930		12/08/14	-	(2,692)
Euro	DBAB	Sell	292,125	401,613		12/17/14	1,280	-
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,372,184		12/17/14	67,624	-
Euro	DBAB	Sell	79,650	109,531		12/18/14	377	-
Japanese Yen	DBAB	Sell	617,700,000	6,022,317		12/22/14	-	(84,045)
Japanese Yen	HSBK	Sell	618,650,000	6,022,331		12/22/14	-	(93,422)
Japanese Yen	BZWS	Sell	312,460,000	3,013,260		12/26/14	-	(75,725)
Japanese Yen	CITI	Sell	487,440,000	4,700,691		12/26/14	-	(118,150)
Philippine Peso	DBAB	Buy	250,523,410	5,717,624		12/29/14	17,656	-

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Japanese Yen	DBAB	Sell	160,839,000	1,544,450		1/07/15	-	(45,779)
Japanese Yen	GSCO	Sell	228,991,000	2,207,972		1/08/15	-	(56,101)
Malaysian Ringgit	DBAB	Buy	2,972,900	886,031		1/08/15	29,726	-
Malaysian Ringgit	JPHQ	Buy	1,266,900	378,089		1/08/15	12,160	-
Euro	DBAB	Sell	956,250	1,294,568		1/09/15	-	(16,044)
Malaysian Ringgit	JPHQ	Buy	681,000	203,381		1/09/15	6,378	-
Malaysian Ringgit	HSBK	Buy	2,848,623	851,199		1/12/15	26,061	-
Malaysian Ringgit	JPHQ	Buy	204,000	60,987		1/12/15	1,837	-
Japanese Yen	CITI	Sell	63,300,000	605,220		1/13/15	-	(20,665)
Japanese Yen	SCNY	Sell	189,880,000	1,817,381		1/14/15	-	(60,095)
Japanese Yen	HSBK	Sell	209,990,000	2,019,135		1/15/15	-	(57,202)
Japanese Yen	DBAB	Sell	63,500,000	614,316		1/16/15	-	(13,564)
Japanese Yen	SCNY	Sell	260,930,000	2,525,394		1/16/15	-	(54,650)
Malaysian Ringgit	JPHQ	Buy	599,000	180,481		1/16/15	3,941	-
Japanese Yen	GSCO	Sell	254,830,000	2,465,103		1/27/15	-	(54,872)
Japanese Yen	DBAB	Sell	242,274,032	2,372,909		1/28/15	-	(22,923)
Japanese Yen	HSBK	Sell	313,645,839	3,064,863		1/28/15	-	(36,761)
Euro	DBAB	Sell	8,237,000	11,259,885		1/30/15	-	(30,791)
Euro	DBAB	Sell	5,030,000	6,817,914		2/03/15	-	(76,989)
Chilean Peso	DBAB	Buy	449,800,000	793,578		2/04/15	2,881	-
Japanese Yen	JPHQ	Sell	209,300,000	2,072,922		2/06/15	3,001	-
Japanese Yen	SCNY	Sell	209,310,000	2,072,428		2/06/15	2,408	-
Euro	DBAB	Sell	288,563	390,338		2/09/15	-	(5,223)
Japanese Yen	BZWS	Sell	209,340,000	2,072,458		2/09/15	2,086	-
Japanese Yen	JPHQ	Sell	209,790,000	2,072,407		2/09/15	-	(2,415)
Chilean Peso	CITI	Buy	866,360,000	1,515,410		2/17/15	16,886	-
Euro	DBAB	Sell	16,570,000	22,777,122		2/23/15	61,281	-
Chilean Peso	DBAB	Buy	195,280,000	339,972		2/26/15	5,137	-
Euro	BZWS	Sell	587,300	806,991		2/26/15	1,848	-
Euro	SCNY	Sell	2,984,696	4,098,883		2/26/15	7,093	-
Japanese Yen	BZWS	Sell	302,200,000	2,955,010		2/26/15	-	(34,201)
Japanese Yen	SCNY	Sell	312,386,000	3,057,273		2/26/15	-	(32,693)
Chilean Peso	DBAB	Buy	401,810,000	693,493		3/03/15	16,293	-
Euro	DBAB	Sell	1,107,436	1,531,444		3/09/15	13,145	-
Chilean Peso	DBAB	Buy	486,980,000	827,648		3/13/15	31,829	-
Malaysian Ringgit	JPHQ	Buy	8,612,000	2,610,502		4/02/15	30,465	(1,683)
Swedish Krona	DBAB	Buy	57,125,412	6,331,650	EUR	4/09/15	-	(152,468)
Chilean Peso	MSCO	Buy	679,390,000	1,198,219		4/16/15	-	(2,905)
Swedish Krona	DBAB	Buy	123,614,356	13,506,075	EUR	4/22/15	-	(65,728)
Chilean Peso	JPHQ	Buy	430,475,000	744,444		4/28/15	12,070	-
Euro	SCNY	Sell	3,768,000	5,214,384		4/30/15	46,638	-
Euro	BZWS	Sell	1,887,488	2,615,794		5/05/15	27,041	-
Euro	JPHQ	Sell	40,000,000	55,712,000		5/11/15	848,197	-
Euro	GSCO	Sell	4,960,000	6,834,880		5/13/15	31,667	-
Euro	GSCO	Sell	15,040,000	20,716,698		5/14/15	87,446	-
Euro	BZWS	Sell	2,176,000	2,985,309		5/15/15	629	-
Euro	GSCO	Sell	1,220,000	1,673,291		5/18/15	-	(142)
Japanese Yen	BOFA	Sell	540,647,250	5,325,000		5/18/15	-	(27,929)
Japanese Yen	BOFA	Sell	539,529,250	5,330,000		5/19/15	-	(11,932)
Japanese Yen	BZWS	Sell	540,995,000	5,330,000		5/19/15	-	(26,444)

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)
Japanese Yen	CITI	Sell	540,354,900	5,330,000		5/19/15	-	(20,106)
Japanese Yen	HSBK	Sell	541,429,400	5,330,000		5/19/15	-	(30,745)
Euro	JPHQ	Sell	3,302,300	4,514,013		5/20/15	-	(15,709)
Euro	GSCO	Sell	292,956	402,173		5/21/15	326	-
Chilean Peso	MSCO	Buy	375,660,000	660,908		5/22/15	-	(2,222)
Chilean Peso	JPHQ	Buy	108,420,000	191,048		6/03/15	-	(1,159)
Chilean Peso	DBAB	Buy	154,820,000	271,709		6/05/15	-	(605)
Singapore Dollar	DBAB	Buy	34,000,976	27,058,992		6/09/15	229,937	-
Japanese Yen	BZWS	Sell	86,450,000	846,657		6/10/15	-	(9,546)
Japanese Yen	CITI	Sell	62,440,000	610,588		6/10/15	-	(7,819)
Japanese Yen	HSBK	Sell	92,070,000	902,032		6/10/15	-	(9,831)
Polish Zloty	DBAB	Buy	42,929,712	10,270,266	EUR	6/10/15	-	(213,128)
Japanese Yen	DBAB	Sell	30,500,000	298,610		6/11/15	-	(3,467)
Japanese Yen	JPHQ	Sell	85,300,000	834,948		6/11/15	-	(9,876)
Polish Zloty	CITI	Buy	3,667,000	876,518	EUR	6/11/15	-	(17,234)
Polish Zloty	DBAB	Buy	18,797,000	4,487,657	EUR	6/12/15	-	(81,311)
Japanese Yen	CITI	Sell	64,869,000	637,646		6/17/15	-	(4,878)
Japanese Yen	JPHQ	Sell	36,000,000	353,911		6/17/15	-	(2,667)
Japanese Yen	DBAB	Sell	618,770,000	6,076,500		6/22/15	-	(52,798)
Philippine Peso	DBAB	Buy	85,018,660	1,932,857		6/30/15	8,737	-
Philippine Peso	JPHQ	Buy	83,694,000	1,913,268		7/01/15	-	(1,952)
Malaysian Ringgit	JPHQ	Buy	3,885,000	1,186,115		7/02/15	-	(1,588)
Unrealized appreciation (depreciation)							4,702,124	(5,364,858)
Net unrealized appreciation (depreciation)								$(662,734)

[a]May be comprised of multiple contracts using the same currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At June 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterpart /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	DBAB	10/04/23	$1,690,000	$-	$(44,623)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	DBAB	10/04/23	1,690,000	-	(47,582)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	HSBK	10/07/23	1,690,000	-	(42,542)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	DBAB	10/04/43	820,000	-	(61,859)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	DBAB	10/04/43	820,000	-	(64,895)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	HSBK	10/07/43	820,000	-	(62,778)
Net unrealized appreciation (depreciation)					$(324,279)

Templeton Global Investment Trust
Statement of Investments, June 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup N.A.
DBAB - Deutsche Bank AG
GSCO - The Goldman Sachs Group, Inc.
HSBK - HSBC Bank USA
JPHQ - JP Morgan Chase Bank, N.A.
MSCO - Morgan Stanley and Co., Inc.
SCNY - Standard Chartered Bank
UBSW - UBS AG

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RSD - Serbian Dinar
SEK - Swedish Krona
SGD - Singapore Dollar
UYU - Uruguayan Peso

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund - Forwards, swaps

Templeton Global Balanced Fund – Forwards, swaps

4. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton Emerging	Templeton
	Templeton	Markets Balanced	Emerging Markets
	BRIC Fund	Fund	Small Cap Fund

Cost of investments	$217,237,218	$42,383,688	$538,934,613

Unrealized appreciation	$51,627,615	$4,713,420	$151,213,066
Unrealized depreciation	(17,266,555)	(2,038,441)	(34,408,073)
Net unrealized appreciation (depreciation)	$34,361,060	$2,674,979	$116,804,993

	Templeton
	Frontier	Templeton Global
	Markets Fund	Balanced Fund

Cost of investments	$1,335,682,380	$2,706,435,179

Unrealized appreciation	$280,749,233	$426,092,574
Unrealized depreciation	(79,888,152)	(80,822,194)
Net unrealized appreciation (depreciation)	$200,861,081	$345,270,380

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russia issuers’ credit ratings, or a decline in the value and liquidity of Russia stocks or other securities. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that insurer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. At June 30, 2014, the Templeton BRIC Fund had 11.5% of its net assets invested in Russia.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton Emerging Markets Small Cap Fund for the three months ended June 30, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	1,949,228	811,107	-	2,760,335	$23,445,654	$850,792		$-
Reysas Gayrimenkul Yatirim Ortakligi AS	21,678,300	-	-	21,678,300	6,342,274	-		-
Total Affiliated Securities (Value is 4.56% of Net Assets)					$29,787,928	$850,792		$-

7. FT HOLDINGS CORPORATION IV (FT Subsidiary)

The Templeton Global Balanced Fund invests in certain financial instruments, through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At June 30, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, is reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

®	Level 1 – quoted prices in active markets for identical financial instruments
®	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
®	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton BRIC Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$16,074,099	$12,769,440	$-		$28,843,539
All Other Equity Investments[b]	219,286,207	-	-		219,286,207
Short Term Investments	3,468,532	-	-		3,468,532
Total Investments in Securities	$238,828,838	$12,769,440	$-		$251,598,278

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$1,203,734	$969,455	$-		$2,173,189
All Other Equity Investments[b]	25,951,598	-	-		25,951,598
Participatory Notes	-	188,444	-		188,444
Corporate Bonds and Notes	-	1,570,213	-		1,570,213
Foreign Government and Agency Securities	-	11,787,664	-		11,787,664
Short Term Investments	2,374,905	1,012,654	-		3,387,559
Total Investments in Securities	$29,530,237	$15,528,430	$-		$45,058,667

Other Financial Instruments
Forw ard Exchange Contracts	$-	$62,296	$-		$62,296

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$57,577	$-		$57,577
Sw ap Contracts	-	3,909	-		3,909
Total Other Financial Instruments	$-	$61,486	$-		$61,486

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$568,202,485	$-	$-		$568,202,485
Participatory Notes	-	8,719,469	-		8,719,469
Short Term Investments	76,367,652	2,450,000	-		78,817,652
Total Investments in Securities	$644,570,137	$11,169,469	$-		$655,739,606

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$1,310,480,362	$-	$-		$1,310,480,362
Participatory Notes	-	135,726,770	-		135,726,770
Short Term Investments	90,336,329	-	-		90,336,329
Total Investments in Securities	$1,400,816,691	$135,726,770	$-		$1,536,543,461

Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$184,762,542	$876,247	$-		$185,638,789
United States	624,670,399	182,600	-		624,852,999
All Other Equity Investments[b]	1,282,513,734	-	-		1,282,513,734
Equity-Linked Securities	-	52,498,093	-		52,498,093
Corporate Bonds and Notes	-	121,837,393	-		121,837,393
Senior Floating Rate Interests	-	4,774,050	44,915		4,818,965
Foreign Government and Agency Securities	-	703,471,936	-		703,471,936
Escrow Accounts and Litigation Trusts	-	-	-	c	-
Short Term Investments	51,508,904	24,564,746	-		76,073,650
Total Investments in Securities	$2,143,455,579	$908,205,065	$44,915		$3,051,705,559

Other Financial Instruments
Forw ard Exchange Contracts	$-	$4,702,124	$-		$4,702,124

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$5,364,858	$-		$5,364,858
Sw ap Contracts	-	324,279	-		324,279
Total Other Financial Instruments	$-	$5,689,137	$-		$5,689,137

[a]Includes common, preferred and convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at June 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2014

By    /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 27, 2014